Exhibit 99.02

OBX 2026-HYB1

Bank of America, N.A.

Opus Capital Markets Consultants, LLC

5718 Westheimer Road – Suite 1000 | Houston, TX 77057 | www.opuscmc.com | 224.632.1300

Executive Narrative

April 27, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

Bank of America, N.A

The report summarizes the results of a due diligence review performed on a pool of 284 loans provided by Bank of America, N.A.. (“Customer”) who provided Opus Capital Markets Consultants, LLC (“Consultant”) with a data tape, from which 100% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed credit and compliance review of all loans.

As detailed herein, the pool contains one hundred fifty-three (153) QM: Safe Harbor APOR (APOR SH) loans, sixty-six (66) QM: Safe Harbor DTI (DTI SH) loans, forty-four (44) QM Risk: Loan does not meet QM requirements loans, eighteen (18) ATR/QM: Not Applicable loans and three (3) ATR Risk: Safe Harbor APOR did not document all ATR UW Factors (APOR SH) loans. All loans were re-underwritten in accordance with the lender guidelines provided in terms of Exhibit A

Consultant performed a title review on 284 loans. Title reports were ordered from a third party title company and reviewed by Opus in accordance with the statement of work as listed in the scope below of Exhibit A Item 2.

Consultant performed a payment history review on the loans within the Opus seasoned asset underwriting software. A payment history review was performed on 284 loans. The loans were reviewed in accordance with the statement of work as listed in the scope below of Exhibit A Item 3.

Consultant performed a modification review within the LauraMac underwriting software on 12 loans. The loans were reviewed in accordance with the statement of work as listed in the scope below Exhibit A Item 4

EXHIBIT A

1.	Credit Review

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.
b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.
c)	Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.
d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.
e)	Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.
f)	Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.
g)	Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.
h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.
j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

•	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.
•	Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.
•	Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recoded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.
•	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b) Closing Docs

•	Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.
•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.
•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.
•	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination
•	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c) Credit Docs

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.
•	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.
•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.
•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
•	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
•	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.	The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:
a.	For Right of Rescission
i.	A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).
A.	This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.
B.	A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.
b.	For TILs (Application Dates prior to 10/3/2015)
i.	Confirm the initial TIL disclosure and final TIL disclosures were provided.
ii.	Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;
c.	For TRID Disclosures (Application Dates on or after 10/3/2015)
i.	Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;
ii.	Review the required sections of each LE to ensure they were populated in accordance with the TRID Rules. (If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;
iii.	Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at least three (3) business days prior to consummation;
iv.	Review the required sections of each CD to ensure they were populated in accordance with the TRID Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)

2.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;

3.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.	Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.	Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

6.	The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

1 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

7.	The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;

8.	The appraisal and valuation requirements of TILA and the Equal Credit Opportunity Act, as implemented by Regulation Z, 12 C.F.R. 1026.35 and Regulation B, 12 C.F.R. 1002.14, respectively;

9.	The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.	The escrow requirements of TILA and RESPA, as implemented by Regulation Z, 12 C.F.R 1026.35, and Regulation X, 12 C.F.R 1024.17, respectively;

11.	The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:

12.	Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.

13.	For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.

14.	Documentation. Review of the following documents for regulatory compliance:
a.	Final HUD-1 Settlement Statement (“HUD-1”), if applicable
i.	If the loan is in an escrow state, the HUD-1 will be considered final as follows:
A.	HUD-1 is marked Final;
i.	If HUD-1 is not marked Final, it must be stamped certified by the closing agent.
ii.	There should be no markings indicating that the HUD-1 is estimated.
B.	HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and
C.	If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.
b.	Final Truth in Lending Disclosure (“TIL”), if applicable
c.	Loan Estimate, if applicable
i.	The Loan Estimate in will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.
d.	Closing Disclosure, if applicable
i.	The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.
e.	Notice of Right to Cancel (if applicable)
f.	Initial TIL, if applicable
g.	Good Faith Estimate (“GFE”), if applicable
h.	Note
i.	Mortgage/Deed of Trust
j.	FACTA disclosures
k.	Third Party Fees
i.	Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.
ii.	CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.
iii.	Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.	For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification. For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.	For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.	For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).

a. Qualified Mortgage:

i.	For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately. Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.
ii.	For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.

b. Ability to Repay:

i.	The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing reasonably reliable third-party documentation at or before consummation.
1.	Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.	Current employment status
3.	Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortized payments that are substantially equal
4.	Monthly payment on any simultaneous loans secured by the subject property.
5.	Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.
6.	Debts, alimony, and child support obligations
7.	Monthly debt-to-income ratio or residual income
8.	Credit history
ii.	For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.
iii.	Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)	Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)	Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):
o	Confirm the presence of the Servicing Transfer Disclosure form in file
o	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):
o	Confirm the presence of the Home Loan Tool Kit is in file for covered loans.
o	Confirm the Home Loan Tool Kit is provided within three general business days of application

•	Initial Escrow Disclosure Statement
o	Confirm the presence of the Initial Escrow Disclosure Statement in file
o	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45-days after settlement

Equal Credit Opportunity Act (Regulation B)

•	Confirm the lender has provided the borrower a disclosure of the right to receive a copy of appraisals within three (3) business days of application. This disclosure requirement may be met by disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).
•	Confirm that the lender has provided (delivered) copies of appraisals and all other written valuations (as disclosed to the borrower on the HUD-1 and/or contained in the Mortgage Loan File) to the borrower at least three (3) business days prior to consummation Opus uses the following test: Was appraisal/valuation documentation processed at least six (6) days prior to account opening/ consummation date (3 day rule plus 3 days mailing time)?
•	For a borrower that has waived the 3-business day disclosure requirement, confirm that the borrower has either (1) signed the waiver at least three (3) business days prior to consummation or (2) has signed an acknowledgment that the waiver occurred at least three (3) business days prior to consummation. Additionally, confirm that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

Fair Credit Report Act (Regulation V)

•	Confirm that the lender has provided the borrower the risk-based pricing notice (as required by 12 CFR § 1022.73) or credit score disclosure (as required by 12 CFR § 1022.74(d)), as applicable; (a) If the lender has provided the risk-based pricing notice, confirm the disclosure was provided before consummation, but not earlier than the approval decision was communicated to the consumer; and (b) If the lender has provided the credit score disclosure, confirm the disclosure was provided before consummation.
•	Confirm that the lender has provided a copy of the disclosure of credit score and the Notice to Home Loan Applicant (as required by 15 U.S.C. § 1681g) before consummation.

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.
•	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq.
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.
•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).
•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.
•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.
•	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).
•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.
•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.
•	Kansas Consumer Credit Code
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann. Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).
•	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.
•	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.
•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

•	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.
•	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.
•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).
•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et. seq., as amended from time to time.
•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Servicer Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.
•	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.
•	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.
•	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.
•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.
•	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.
•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. §1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.
•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.
•	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•	Rhode Island Home Loan Protection Act, R.I. Gen. L. 34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).
•	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.
•	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.
•	Section 50(a)(6), Article XVI of the Texas Constitution
•	Section 50(f)(2), Article XVI of the Texas Constitution
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.
•	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.

•	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003, to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.
•	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).
•	Washington House Bill 2770, Mortgage Lending Ownership
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.
•	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.
•	Wyoming Credit Code

Flood Insurance Testing

National Flood Insurance Program (NFIP)

Each mortgage loan will be reviewed to ensure adherence to flood insurance coverage requirements as outlined under the NFIP, including identification of flood zones and subsequent policy documentation for evidence of adequate coverage amounts.

Homeowner’s Flood Affordability Act (HFIAA)

Each mortgage loan made by an FDIC-supervised institution or servicer acting on its behalf shall require the escrow of all premiums and fess for flood insurance for any designated loan secured by residential improved real estate or a mobile home, made, increased, extended or renewed on or after January 1, 2016.

Frequency – Payable with same frequency as payments designated for the loans

Exceptions

•	Loan is an extension of credit primarily for business, commercial or agricultural purposes
•	Loan is in a subordinate position to a senior lien secured by the same residential improved real estate or mobile for which the borrower has obtained flood insurance
•	Flood Insurance coverage for the residential real estate is provided by a policy that
a.	Meets requirements
b.	Provided by a condominium association, cooperative or other applicable group and
c.	The premium for which is paid by the condominium associate, cooperative, homeowners association, or other group as a common expense.

Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

•	Appraised Value
•	CLTV
•	DTI
•	FICO
•	Interest Only
•	Interest Rate
•	Loan Term
•	Loan Purpose
•	LTV
•	Occupancy
•	Original Balance
•	Property Address
•	Property City
•	Property State
•	Property Type
•	Sales Price

•	Second Mortgage Lien Amount
•	Self Employed
•	Units
•	Zip Code
•	Loan Type
•	QM Status

2.	Title Review

Title Review

To the extent required by the Client, Consultant can perform a title review and perform the following

Procedures:

•	Review updated title report (One Owner O&E report) to identify judgments / liens / encumbrances (pre and post origination) which would impact the lien position of the subject mortgage.

•	Confirm subject mortgage is recorded.

•	Review Schedule B: Ensure any liens recorded prior to the mortgage recordation date are listed as exceptions on the final title policy.

•	Super lien Homeowners’ Association (HOA) liens.

o	For the purpose of the review the following states are subject to HOA super liens

▪	AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA and WV.

3.	Payment History Review

Payment History

Prior to the start of each review Client and Consultant will mutually agree on the look back period and capture the agreed upon history (12, or 24 months). Consultant will capture and report a payment string and monthly net cash flows. Monthly net cash flows are defined as all cash collected net of reversals.

4.	Modification Review (12 loans)

Modification Review

•	Consultant will perform the following for each modified loan
o	Inventory the complete current modification in place
▪	Identify and report if missing or incomplete and how the modification is incomplete
o	Report the number of modifications in the file including the current modification in place
o	Capture all the modification data from the current modification in place
▪	See Table 1 for modification data

Table 1 Modification Table

For the current modification, the vendor will identify the following information, where relevant.

Modification Reason	Rate Change Frequency (a)	Negative Amortization Percentage
Balance	Initial Rate Cap (a)	Principal Reduction Amount (“PRA”)
Modification Date	Initial Rate Maximum (a)	PRA Anniversary Date
Program Type	Initial Floor (a)	Step Rate Flag
First Payment Date	Initial Rate Minimum (a)	Step Rate 1-10 (as applicable)
Maturity Date	First Payment Adjustment Date (a)	Step First Pmt. Date 1-10 (as applicable)
Term	First Rate Change (a)	Step P&I Amount 1-10 (as applicable)
Amortization Type	Next Payment Adjustment Date (a)	Extension Flag
Amortization Term	Next Rate Adjustment Date (a)	Extension Date
Balloon Indicator (Y/N)	Periodic Rate Cap (a)	Period Extended

Initial Interest Rate	Periodic Rate Floor (a)	Deferment Flag (Y/N)
Initial P&I Amount	Lifetime Rate Cap (a)	Deferment Date
Payment Frequency	Lifetime Rate Floor (a)	Amount Deferred
Mod Type (Fixed/ARM/GPM)	Lifetime Minimum Rate (a)	Deferred Balance (principal, interest, other)
Interest Only Flag (Y/N)	Lifetime Maximum Rate (a)	Capitalized Amount (advances, interest arrearages, suspense)
Index (a)	Interest Only Indicator (Y/N)	Accruing Balance
Margin (a)	Interest Only Term	Modification PITIA
Payment Change Frequency (a)	Neg Am Indicator (Y/N)	Pre-Mod Rate, balance, & PI

If a temporary modification is present, the vendor will collect the following data point concerning the temporary modification:

Status	Maturity Date	Interest Only Term
Temp-to-Perm Option	Amount Forgiven	Original P&I
First Payment Date	ARM or Fixed	Original Rate
End Date	Interest Only Flag (Y/N)	Original Balance

The vendor will also:

•	Inventory the complete current modification in place;
•	Identify and report if missing or incomplete and how its incomplete;
•	Report the # of modifications in the file including the current modification in place; and
•	Confirm the current Interest Rate (on the tape provided) is consistent with the current modification in place.

During the course of the review, the vendor will compare information provided by the client in a review data tape to information collected by the vendor. Variances will be identified and verified where possible. In addition, the vendor will also perform a data reconciliation process with the servicer and Client.

Pool Details

Purpose
Type	Count	% of Pool
Cash out Refi	57	20.07%
Purchase	79	27.82%
Rate / Term Refi	148	52.11%
Total	284	100.00%

Property Type
Type		Count	% of Pool
Single Family Detached		158	55.63%
Co-op		0	0.00%
Condo, Low Rise		16	5.63%
Condo, High Rise		2	0.70%
PUD		100	35.21%
1 Family Attached		6	2.11%
2 Family		2	0.70%
3 Family		0	0.00%
4 Family		0	0.00%
Total		284	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	279	98.24%
Second Home	5	1.76%
Investment Property	0	0.00%
Total	284	100.00%

Product Type
Type	Count	% of Pool
Fixed	0	0.00%
ARM	284	100.00%
Total	284	100.00%

Tape Discrepancies

Data Element	Count	Accuracy
Borrower 1 Last Name	2	99.30%
Borrower 1 Self-Employment Flag	13	95.42%
Borrower 2 Self-Employment Flag	4	98.59%
Interest Only Flag	10	96.48%
Interest Rate	1	99.65%
Number of Units	1	99.65%
Primary Appraised Property Value	58	79.58%
Property Address	4	98.59%
Property City	1	99.65%
Property Zip Code	1	99.65%
Qualifying CLTV	194	31.69%
Qualifying FICO	41	85.56%
Qualifying LTV	192	32.39%
Total Loans	284

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were three (3) obligors with multiple loans in the pool.

Property Inspection Waivers: No loans had a Property Inspection Waiver.

This is a seasoned loans pool, no valuation waterfall required. Current BPOs were provided, but not considered in the valuation waterfall.

Payment History Review Summary

Opus reviewed the servicer provided payment history for each loan to establish payment activity and develop a payment delinquency string. Opus reviewed each payment transaction and determined how it impacted the contractual due dates on the loans in the portfolio. The focus of the review was to determine monthly cash flows and level of delinquency through creation of a payment string. The as of date for all loans reviewed in the 12 month review period was November 30, 2025

Opus compared the servicer supplied delinquency string to the recreated string and identified no discrepancies as noted in the table below. Based upon the analysis, Opus determined that the majority of the loans were found to be performing.

Delinquency String Analysis
	Count	Percent
Delinquency String without Discrepancy	284	100.00%
Total	284	100.00%

Current Delinquency Status
	Count	Percent
Current	284	100.00%
30	0	0.00%
Total	284	100.00%

Delinquency String

Opus utilizes the MBA method of defining delinquency status. Below is a table that represents the delinquency coding methodology used during the analysis.

Delinquency String	Delinquency Level Range
0	Current
1	30 – 59 Days
2	60 – 89 Days
3	90 – 119 Days
4	120 – 149 Days
5	150 – 179 Days
6	180 – 209 Days
7	210 – 239 Days
8	240 – 269 Days
9	270+ Days

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated April 29, 2026. Grades provided are for the Credit and Compliance Review. There are no grades for the Title, Payment History or Modification Reviews.

Overall Grade Summary
Kroll and Moody’s NRSRO Grade	# of Loans	% of Loans
A	150	52.82%
B	124	43.66%
C	10	3.52%
D	0	0.00%

Compliance Grade Summary
Kroll and Moody’s NRSRO Grade	# of Loans	% of Loans
A	177	62.32%
B	97	34.15%
C	10	3.52%
D	0	0.00%

Credit Grade Summary
Kroll and Moody’s NRSRO Grade	# of Loans	% of Loans
A	212	74.65%
B	72	25.35%
C	0	0.00%
D	0	0.00%

Property Grade Summary
Kroll and Moody’s NRSRO Grade	# of Loans	% of Loans
A	284	0.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Loans Reviewed (284)

6Y66SRWRV6WW	PWA8AY5V8XA7	R7WA95PS65SQ	6SQTTTYUXSS6	67WAA5STQQA9	WR678WYR9RYW
TXVV95V9ASTX	595QVUAUUSS8	5S9XPTPPT86U	87T7VT6YYYQ9	WY8PVSUP8UQ8	6WSVW79W9T99
67PWA7YUYY7S	7R79WRVARU87	WAS6877776AP	XUT88VRAS9YQ	6X9ASP7TA95V	RTTUXU7ATW9V
U7697PPTRRPV	SPTV9VW9R55Q	T65RYXQS6697	776Y95787XSQ	Q7TTQUSPP5RT	68UU6P87P9PV
A6AUVVTYX7VP	97RYSA77UPTQ	AS8V7PWX87YU	YSUVR9PPWPRW	7PYQ9Q7UXV97	V58VYW65WA9S
5A8TS5Y96QSR	8XP5UV7PYA5W	WQPRTYW8XUVA	6UTXSSA8P96T	UW9SQ9Q8XQ79	8VXQYQ7XRWRQ
QX9PWYXUXQPU	UV9U9XUAYUQV	VVRWSAX6T6R7	RX59XPXU75SS	WP78QWXRWW55	P8UXYQ7YYA7X
YX9TRR5VT8R5	UY5P7W87UTST	US5PRWQ5W7P8	YU6YAW8SAVR9	YVWTR9ATXPQR	W9XU9S6PSWUY
XUAW68SUY8PS	W8U575AQ9RV9	PYTRXT675QP5	TYPPYX9WR856	6YV8APTUTVP8	R66VR78RY6R6
A7P86A9RSS5A	VSAPY7TUUWUT	79UY77S5Q5R7	U6PWRX9RU8US	7AS6YU6VPQQU	9X5TTY5Y9RQX
W9TQ8WUVXR89	SYXW9XP6S7R5	6XXSSWAP5S5Q	R8XY655QYRAQ	PV8RYUWA95T8	5R86T8PR6UXP
ST7QU8AW6AS7	WSVUWPQSRV6A	T77YY6YX6ASV	656RX8TXR5XX	WWX95XVWU5A6	YPWSX9A5YSYP
WWRYQY7R7TT5	Y98QSYPW9A57	TS7A5V9SQ87A	RS99QW9PWTPS	VTSPSXPSY689	9A9QXVV6ATQY
U86W8RVVXV75	9VXWSS58TY7Y	XSQS55QPYS5R	WARUVYQY95AT	S8VRWVWAWSR7	S8S95W8UUVX6
7TSVQVSUVX8Q	YTRQQRQQYQS5	R9669RU5XA7Y	S8PYRYXR65UY	PV8QSQWTYS8R	R9589A66XXU7
57TSWAWYT5QX	57VRQ6UYPY7U	SPSU9QRVXP5U	8X678VT88X8Y	A6U57AA57SWX	R6VUR8AV97TW
7UXRA9TU79T9	7U6Y67YYATT9	Q9VPA566USY9	STY8Y9WRUSAS	7XSWP8YTU96Y	W7SQA6W5TW7W
TYTS5Y7XT9VX	VYYPPT6AYU8U	5P8X5958VTY9	UVTP8UQ7Q86V	98X5TPU6RY7P	UQ8XQW6SVUAY
T59UV6QAA9S9	5W5VX77U5WR6	V9VUQWWV6VSP	V569W6S5PPQV	X7YTYXRPA6A7	5YAQVXSSYPQU
WRV9SY86QAQU	T66A58TR5UQU	VV67Y7PPQY8U	VVYXP5SXUR59	XWTTT5V9RVSP	SQT8QRRUQPWR
5TQWY967U5RQ	Y95U58UP5S8Q	87W68TAX5PX7	6XP7PAUA6XA6	7SQXA7VRAX8Q	XWSS5U8AQ7TV
5P7SRQ99AU6S	8UVS65A8YUQ7	VQ8U5Y8WVPX7	7VATTUQQVX9Y	AYSVVQY99AV6	TQ88RQAS7PWA
PS5XWQ8W6Y7S	9AWRS5STWQTR	PY9X8QY6SAP6	9RQAQXXXPTXA	QU756T9SQX6V	VWAW978TVVA5
V6SWURQ65AY8	8RQPUVXP58S8	XU68XUUAW57Y	WRS86TR6YRTY	XPUASW7YQYWV	58PQ8QAU7VRW
A5UXXX7587XA	6W9S8TXWY888	RQUV6QU9PW6A	SR6XVPXQRVWA	U9TQ5WS7Q6A7	WW7XXVWX6S78
8YW5TYSX5PY8	YSQ87X57QX87	VV75AYP57PW5	TSXW9796APPY	A7S8XURRAX5Y	YA9V5VVAQV7S
75VS57US9UUA	X96P9WXRUAA9	6ARR8V5VUX76	VQ5Q7YT7YXX8	5RTARAQV5556	TA88AV77PRRW
X6S6YY76XQ5T	X8PW7VYRVPP8	8V9TRR7TTVU6	79YA988SSPQT	PP67VSY8WYRQ	W8APW96TARA6
7UA7S7YP6YVX	QVX9U79XWW5A	59UTRQVV7AUQ	V5X5RURRSSRU	R5RT7ST855SA	PVSSA7AS8VPW
RUV5659XW5S6	W5Q68S75PPP8	A5XXQVS59V95	869VT9X97AQT	SQP95S556YA5	9XTP6RSTYU78
9RTR75XYW5WA	STSTWT85ASX8	V5RAX5656U87	R8AQ88A57QY9	VYYYXSAR8PPV	A6W5W7VS76W7
6A8WAYQPAQ7W	7RVAT67RP5TT	SPY6URWX79U7	Y5WWYS8Y6XQS	U8TX5R6QWWWA	APXS8SVRQTUW
YRUYUY5VS7X5	A9SP76AP7QPQ	QTYAUASVYVXV	WA8XY7TY7YW6	YTWWQ79TVXSW	7XA65A8595SW
S6VXV8R6SAP7	689PRSWP5789	X6585TQTP6WY	QAA7XRV75AUT	R9Q689SW5TSS	T7VURWRQVP9V
U5T86T8RQPR5	T7WXR58PAW99	PYT5888SSPXP	SX5R57XUPXQ7	76Y88Y8SSYVV	YWS9X7796QU6
XA56X85AUA88	TAYYQU5SU7XS	XTTQ8S99W5QR	A7PWTSTYXYAR	6STQTS966RQ9	8XARRWXSWSWV
S6TASPRRRVYW	7V59XVVPW8SR	X75YTV7RX7U7	6R9UU6WR7XXP	9QS8VQPPSV96	SRA97QUWYV7A
PTUAUAQ9SWY6	9VRT5UV7QQP6	66X6RQT665V9	QTS9WSP66QAT	QQY5WA5SPQU7	WXT8XY9W79SQ
69Y8QRQAA96P	S6Y56XS8RRAQ	RU59YU6TPTQ5	AW55TVVVRSR8	URVYUQXP68VW	VYRURYS8RR5A
VWRYUPVTPV5X	5TXPQ8ST5PQS	RP5XST9X8Y67	Q6XPU9TA667P	U559APVA7ASS	96Y9YVQ956VR
YX6PW86TQ8YA	QQPU9AR7UYX6	8UQ95U98Q5W5	AW7QTUWPP8YP	98PYVRAWV55R	YA9AXY7WVYRW
R8S69WYUUPYY	VYRU8V56XYRS	P77QUP5RPVQ9	9YQYX5R7VU6T	W5S79QQ96YX8	QUPUUPPSP7UT
YU8X5SVXRU6Y	Q8YUXQPP98V9	795P65A6VV87	TSYTPU6X8QXW	WA8YUQVX6QVT	UQW9XY7XYUX8
ST9YA788YX9V	AVT5WX9ST55A	P58V5QAWU5PS	UTU888AV6RRT	P8XVWT9SXQT7	VX67AQ76TY5V
U5RS7PVQWWST	85TQ6VWPWTQX	AT766PY7TUSS	PRUVRXSX89UY	99UXRPSV9QRQ
RYYR5556YRW8	X9TSTTTW6XWX	8QPAPX9RA6YX	Y7XPW88RWAUA	9AA798YRV8P9

QYAXP7P5868P	VA8UUT7QAQTY	STQ9YYX7URWU	QX99AAPPX8YP	5SXS5R6YAQ8A
9XRQPSVYWVA5	SUP9YVS76U88	YW5WPRUQ9WWP	TWSX768AWP7T	XXRU8SPYYAR6

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com